Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Warrants
14.	WARRANTS

The Company has the following warrants outstanding as of March 31, 2020, all of which are exercisable:

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2019	10,930,990	$3.07	4.25	$-
Granted	2,720,060	1.31	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2020, all vested	13,651,050	$2.72	4.12	$-

At March 31, 2020, the intrinsic value of these stock options was $0 as the exercise price of these stock warrants were greater than the market price.

During the period ended March 31, 2020, the Company granted 416,199 warrants to a consultant as part of a private placement offering and 2,303,861 warrants to Series A stockholders (see Note 11).

15.	STOCK WARRANTS

The Company has the following warrants as of December 31, 2019 and 2018 are presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2017	1,895,767	$1.95	2.62	$-
Granted	386,678	5.10	-	-
Forfeited	(56,486)	1.05	-	-
Exercised	(1,285,544)	1.80	-	-
Outstanding at December 31, 2018	940,415	3.60	2.32	1,806,000
Granted	10,386,181	2.97	-	-
Forfeited	(46,667)	7.29	-	-
Exercised	(348,938)	1.17	-	-
Outstanding at December 31, 2019, all vested	10,930,991	$3.07	4.25	$-

The following were stock warrant transactions during the year ended December 31, 2019:

On December 31, 2019, the intrinsic value of these stock options was $0 as the exercise price of these stock warrants were greater than the market price.

On April 9, 2019, the Company granted warrants to purchase a total of 6,869,084 shares of Common Stock as part of a public offering. The warrants are exercisable at an average price of $3.46 per share and will expire in April 2024. See Note 12, Common Stock, for additional information.

On April 11, 2019, the Company granted fully vested warrants to purchase a total of 163,739 shares of Common Stock for services rendered. The warrants are exercisable at an average price of $3.76 per share and will expire in April 2024. The total fair value of these warrants at the grant date was approximately $439,000 using the Black-Scholes Option pricing model and was expensed upon grant.

On July 8, 2019, the Company granted fully vested warrants to purchase a total of 108,196 shares of Common Stock as partial consideration for the conversion of notes payable. The warrants are exercisable at an average price of $3.44 per share and will expire in July 2024. The total fair value of these warrants at the grant date was approximately $217,000 using the Black-Scholes Option pricing model and was expensed upon grant. See Note 6, Notes Payable, for additional information.

On August 15, 2019, the Company granted warrants to purchase a total of 3,245,162 shares of Common Stock as part of a preferred stock offering. The warrants are exercisable at a price of $1.88 per share and will expire in August 2024. See Note 12, Common Stock, for additional information.

During the year ended December 31, 2019, a total of 348,938 warrants were exercised and converted into 189,237 shares of Common Stock at a weighted average exercise price of $1.15. The Company received $45,000 upon exercise of the warrants.

The following were stock warrant transactions during the year ended December 31, 2018:

During the year ended December 31, 2018, the Company granted warrants to note holders to purchase a total of 66,668 shares of Common Stock. The warrants are exercisable at an average price of $2.10 per share and will expire in January 2023. Warrants exercisable for an aggregate of 33,333 shares of Common Stock were accounted for as a derivative liability.

On February 21, 2018, the Company granted warrants exercisable for 133,334 shares of Common Stock as part of the exercise of its put option with Kodiak. The exercise price of the warrants is $3.75 per share and the warrants expire on February 20, 2023.

On August 8, 2018, the Company granted warrants exercisable for 163,114 shares of Common Stock in connection with the extension of the maturity date of a secured note payable. See Note 7, Notes Payable-Related Parties, to these audited consolidated financial statements.

On December 4, 2018, the Company granted warrants exercisable for 23,562 shares of Common Stock in connection with the extension of the maturity date of a secured note payable. See Note 7, Notes Payable-Related Parties, to these audited consolidated financial statements.

During the year ended December 31, 2018, 1,285,544 warrants were exercised resulting in the issuance of 1,074,921 shares of Common Stock. The Company received cash of $22,000 upon the exercise of the warrants.